Equity-method investees - Summarised Statement of Financial Position and Profit or Loss of Joint Venture (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of subsidiaries [line items]
Ownership interest in joint venture	49.00%	49.00%	49.00%